                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2009
          Check here if Amendment [ ] Amendment Number:______________

                       This Amendment (Check only one):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:      Carol A. McCoy
Title:     Vice President, Associate Counsel & Secretary
Telephone: 205-325-4243

Signature, Place, and Date of Signing:

/s/ Carol A. McCoy
------------------
(Signature)
Birmingham, AL
November 6, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $52,315 (thousands)

List of Other Included Managers:   None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

          Column 1      Column 2  Column 3  Column 4          Column 5           Column 6    Column 7       Column 8
      ----------------- --------  --------- ---------         --------           ----------  --------       ---------
                                                                                                             Voting
          Name of       Title of              Value   Shrs or                    Investment   Other         authority
          Issuer         Class     CUSIP    (x $1000) prn amt SH/PRN    Put/Call Discretion  Managers Sole   Shared   None
      ----------------- --------  --------- --------- ------- --------  -------- ----------  -------- ----  --------- ----
  1   AFLAC Inc.        Common    001055102    1795    42000    SH                 Sole                X
  2   Altria Group Inc  Common    02209S103     445    25000    SH                 Sole                X
  3   American
      Express Co        Common    025816109    4238   125000    SH                 Sole                X
  4   Archer Daniels
      Midland Co        Common    39483102      351    12000    SH                 Sole                X
  5   Argo Group
      International
      Holdings Ltd.     Common    G0464B107     356    10561    SH                 Sole                X
  6   Bank of
      America Corp      Common    060505104    2296   135700    SH                 Sole                X
  7   Computer
      Sciences Corp     Common    205363104    1160    22000    SH                 Sole                X
  8   Emerson Elec
      Co                Common    291011104     561    14000    SH                 Sole                X
  9   Encana Corp       Common    292505104    3330    57800    SH                 Sole                X
  10  Exelon Corp       Common    30161N101    1786    36000    SH                 Sole                X
  11  General
      Electric Co       Common    369604103     525    32000    SH                 Sole                X
  12  General Mills
      Inc               Common    370334104    1931    30000    SH                 Sole                X
  13  Goodrich Corp     Common    382388106     652    12000    SH                 Sole                X
  14  IBM Corp          Common    459200101    4186    35000    SH                 Sole                X
  15  ITT Industries
      Inc               Common    450911102    1512    29000    SH                 Sole                X
  16  Johnson &
      Johnson           Common    478160104     913    15000    SH                 Sole                X
  17  Joy Global Inc    Common    481165108    2104    43000    SH                 Sole                X
  18  Kellogg Co        Common    487836108    1132    23000    SH                 Sole                X
  19  Kraft Foods
      Inc.              Common    50075N104    2443    93000    SH                 Sole                X
  20  NRG Energy
      Inc               Common    629377508    1071    38000    SH                 Sole                X
  21  SPDR SER TR
      KBW BK ETF        Common    78464A797     677    29000    SH                 Sole                X
  22  Torchmark
      Corp              Common    891027104   13941   321000    SH                 Sole                X
  23  US Bancorp        Common    902973304    4910   224600    SH                 Sole                X